Fair Value of Financial Instruments - Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Inputs Additional Pay Period	24 months
Earnout Payments On Other Liabilities Fair Value Disclosure	$ 0.3
Liability Related to Earnout	$ 2.2